Related party transactions (Tables) - OHB Pediatrics Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Schedule of amount payable to related party	This payable was interest-free and due upon demand.

(in thousands)
Beginning balance January 1, 2025	141
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	15,835
Issuance of shares	(15,976)

Ending balance December 31, 2025	$—

Beginning balance January 1, 2026	—
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	7,301
Issuance of shares	—

Ending balance June 30, 2026	$7,301

This payable was interest-free and due upon demand.

(in thousands)
Beginning balance September 16, 2024	$—
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	141

Ending balance December 31, 2024	141

Beginning balance January 1, 2025	141
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	15,835
Issuance of shares	(15,976)

Ending balance December 31, 2025	$—

Schedule of allocations are reflected in statements of operations
These allocations are reflected in the statements of operations as follows:

	Six months ended
(in thousands)	June 30, 2026	June 30, 2025
General and administrative expenses	$543	$34
Research and development costs	955	301

These allocations are reflected in the statements of operations as follows:

(in thousands)	Year ended December 31, 2025	September 16, 2024 (Date of Inception) to December 31, 2024
General and administrative expenses	$113	$—
Research and development costs	708	—